Long-lived Assets by Geographical Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 4,094	$ 3,487
Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	1,147	739
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	556	434
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	376	103
Rest of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	215	202
Americas
Segment Reporting Information [Line Items]
Long-lived assets, Total	2,206	2,027
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 741	$ 721